Oil and Natural Gas Reserve Quantities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 MMcfe MMBoe	Dec. 31, 2014 MMcfe MMBoe	Dec. 31, 2013 MMcfe MMBoe
Reserve Quantities [Line Items]
Discount rate	10.00%
Proved Undeveloped Reserves Extensions Discoveries And Additions	27,300
Crude Oil
Reserve Quantities [Line Items]
Proved Undeveloped Reserves Extensions Discoveries And Additions | MMBoe	0.9	1.7	0.6
Natural Gas Liquids
Reserve Quantities [Line Items]
Proved Undeveloped Reserves Extensions Discoveries And Additions | MMBoe	10.1	31.2	20.0
Natural Gas
Reserve Quantities [Line Items]
Proved Undeveloped Reserves Extensions Discoveries And Additions	76,800	326,500	189,100
Butler
Reserve Quantities [Line Items]
Revisions	10,300
Revisions		51,000
Warrior North Prospect in Ohio
Reserve Quantities [Line Items]
Revisions	9,800
Warrior South Prospect and Westmoreland
Reserve Quantities [Line Items]
Revisions		(15,500)
Marcellus Shale
Reserve Quantities [Line Items]
Proved Undeveloped Reserves Extensions Discoveries And Additions	102,100
Utica Shale
Reserve Quantities [Line Items]
Proved Undeveloped Reserves Extensions Discoveries And Additions	30,000
Operating Expense
Reserve Quantities [Line Items]
Revisions	15,400
Revisions		17,600
Lower commodity prices
Reserve Quantities [Line Items]
Revisions	(741,100)
Ethane Recovery Expectations
Reserve Quantities [Line Items]
Revisions	4,100
Technical Revisions
Reserve Quantities [Line Items]
Revisions	18.6
Revisions		38,000
Well Performance
Reserve Quantities [Line Items]
Revisions | MMBoe	(2,200)
Proved Undeveloped with in Five Years
Reserve Quantities [Line Items]
Revisions		(58,500)
Commodity Pricing
Reserve Quantities [Line Items]
Revisions		(1,600)